Segments (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting Information [Line Items]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Segment Revenue

Revenue by segment was as follows:

	Three months ended September 30,				Nine months ended September 30,
(in thousands)	2019		2018		2019		2018
Segment	Revenue	% of Total Revenue	Revenue	% of Total Revenue	Revenue	% of Total Revenue	Revenue	% of Total Revenue
Renewables	$242,654	57.5%	$262,477	94.0%	$496,863	52.8%	$480,362	95.4%
Specialty Civil	179,368	42.5%	16,802	6.0%	443,930	47.2%	23,125	4.6%
Total revenue	$422,022	100.0%	$279,279	100.0%	$940,793	100.0%	$503,487	100.0%

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]
Segment Gross Profit

Gross profit by segment was as follows:

	Three months ended September 30,				Nine months ended September 30,
(in thousands)	2019		2018		2019		2018
Segment	Gross Profit	Gross Profit Margin	Gross Profit	Gross Profit Margin	Gross Profit	Gross Profit Margin	Gross Profit	Gross Profit Margin
Renewables	$27,469	11.3%	$24,822	9.5%	$45,806	9.2%	$37,578	7.8%
Specialty Civil	25,401	14.2%	2,186	13.0%	45,259	10.2%	3,144	13.6%
Total gross profit	$52,870	12.5%	$27,008	9.7%	$91,065	9.7%	$40,722	8.1%